Financial risk review - Schedule of Bank's Demand Deposits Ratio on Total Deposits And Bank's Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Demand and "overnight" deposits	$ 694	$ 748
Demand and "overnight" deposits to total deposits	12.82%	17.00%
Total liquid assets	$ 1,918	$ 1,999
Total assets to total liabilities	35.45%	45.40%
Total liquid assets in the Federal Reserve of the United States of America	53.21%	94.30%